Putnam Sustainable Future ETF
The fund's portfolio
11/30/21 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value
Banks (2.3%)
First Republic Bank	949	$198,967

		198,967
Beverages (0.3%)
Zevia PBC Class A(NON)	3,546	27,127

		27,127
Biotechnology (6.2%)
Exact Sciences Corp.(NON)	1,473	125,750
Ginkgo Bioworks Holdings, Inc.(NON)	10,310	122,380
Regeneron Pharmaceuticals, Inc.(NON)	235	149,585
Seagen, Inc.(NON)	821	131,360

		529,075
Building products (2.2%)
Advanced Drainage Systems, Inc.	355	43,917
AZEK Co., Inc. (The)(NON)	3,676	144,173

		188,090
Capital markets (2.5%)
MSCI, Inc.	335	210,866

		210,866
Chemicals (3.8%)
Diversey Holdings, Ltd.(NON)	6,243	82,283
Ecolab, Inc.	500	110,735
Ingevity Corp.(NON)	1,782	128,144

		321,162
Commercial services and supplies (1.2%)
MillerKnoll, Inc.	2,590	98,265

		98,265
Containers and packaging (1.2%)
Ball Corp.	1,080	100,926

		100,926
Diversified consumer services (0.6%)
Chegg, Inc.(NON)	1,973	54,948

		54,948
Diversified financial services (0.8%)
dMY Technology Group, Inc. IV Class A(NON)	6,830	68,300

		68,300
Diversified telecommunication services (1.1%)
Liberty Global PLC Class C (United Kingdom)(NON)	3,533	94,119

		94,119
Electric utilities (1.7%)
NextEra Energy, Inc.	1,673	145,183

		145,183
Electrical equipment (3.0%)
Fluence Energy, Inc.(NON)	2,910	92,218
Sunrun, Inc.(NON)	3,615	166,435

		258,653
Electronic equipment, instruments, and components (3.7%)
Trimble Inc.(NON)	2,045	175,604
Zebra Technologies Corp. Class A(NON)	236	138,952

		314,556
Food products (3.2%)
Laird Superfood, Inc.(NON)	4,326	57,666
McCormick & Co., Inc. (non-voting shares)	1,629	139,801
Nomad Foods, Ltd. (United Kingdom)(NON)	2,940	70,237

		267,704
Health-care equipment and supplies (10.1%)
Cooper Cos., Inc. (The)	397	149,459
DexCom, Inc.(NON)	304	171,027
Edwards Lifesciences Corp.(NON)	1,923	206,357
Insulet Corp.(NON)	364	104,992
Mesa Laboratories, Inc.	374	115,487
ResMed, Inc.	441	112,389

		859,711
Health-care providers and services (1.2%)
HealthEquity, Inc.(NON)	1,874	102,470

		102,470
Health-care technology (2.3%)
GoodRx Holdings, Inc. Class A(NON)	2,375	94,810
Teladoc Health, Inc.(NON)	966	97,808

		192,618
Hotels, restaurants, and leisure (3.5%)
Chipotle Mexican Grill, Inc.(NON)	123	202,139
Vail Resorts, Inc.	278	92,215

		294,354
Industrial conglomerates (1.2%)
Roper Technologies, Inc.	211	97,936

		97,936
Interactive media and services (1.9%)
Bumble, Inc. Class A(NON)	2,657	91,029
Pinterest, Inc. Class A(NON)	1,753	70,225

		161,254
Internet and direct marketing retail (2.6%)
1stDibs.com, Inc.(NON)	3,804	49,034
Etsy, Inc.(NON)	407	111,754
thredUp, Inc. Class A(NON)	3,240	60,653

		221,441
IT Services (1.9%)
Mastercard, Inc. Class A	210	66,133
Shopify, Inc. Class A (Canada)(NON)	60	91,307

		157,440
Life sciences tools and services (7.6%)
Absci Corp.(NON)	2,812	29,667
Bio-Rad Laboratories, Inc. Class A(NON)	234	176,249
Danaher Corp.	799	256,990
Thermo Fisher Scientific, Inc.	284	179,724

		642,630
Mortgage real estate investment trusts (REITs) (1.6%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	2,406	136,853

		136,853
Pharmaceuticals (2.1%)
Zoetis, Inc.	802	178,076

		178,076
Professional services (1.3%)
Korn Ferry	1,520	110,565

		110,565
Road and rail (1.1%)
Lyft, Inc. Class A(NON)	2,332	94,703

		94,703
Semiconductors and semiconductor equipment (5.7%)
Applied Materials, Inc.	1,040	153,078
ASML Holding NV (NY Reg Shares) (Netherlands)	183	144,846
ON Semiconductor Corp.(NON)	1,658	101,851
Wolfspeed, Inc.(NON)	684	83,872

		483,647
Software (16.9%)
Adobe, Inc.(NON)	506	338,942
Bill.com Holdings, Inc.(NON)	422	118,519
Ceridian HCM Holding, Inc.(NON)	941	102,945
Crowdstrike Holdings, Inc. Class A(NON)	700	151,998
DocuSign, Inc.(NON)	754	185,755
Dynatrace, Inc.(NON)	3,273	205,708
Everbridge, Inc.(NON)	920	104,346
Lightspeed Commerce, Inc. (Canada)(NON)	1,781	89,923
Nuance Communications, Inc.(NON)	865	47,999
Verra Mobility Corp.(NON)	6,290	90,513

		1,436,648
Specialty retail (0.6%)
Warby Parker, Inc. Class A(NON)	944	47,908

		47,908
Textiles, apparel, and luxury goods (2.3%)
lululemon athletica, Inc. (Canada)(NON)	428	194,487

		194,487

Total common stocks (cost $8,249,647)		$8,290,682

SHORT-TERM INVESTMENTS (2.3%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.01%	198,598	$198,598

Total Short-term investments (cost $198,598)		$198,598
TOTAL INVESTMENTS

Total investments (cost $8,448,245)		$8,489,280

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through November 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $8,486,583.
(NON)	This security is non-income-producing.
(R)	Real Estate Investment Trust.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$255,373	$—	$—
Consumer discretionary	813,138	—	—
Consumer staples	294,831	—	—
Financials	614,986	—	—
Health care	2,504,580	—	—
Industrials	848,212	—	—
Information technology	2,392,291	—	—
Materials	422,088	—	—
Utilities	145,183	—	—

Total common stocks	8,290,682	—	—
Short-term investments	198,598	—	—

Totals by level	$8,489,280	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com